Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property and equipment, net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	December 31, 2011	December 31, 2012
	US$	US$
Buildings and improvements	1,126,014	-
Vehicles	3,205,983	3,077,924
Furniture and fixtures	2,720,664	2,946,681

Total	7,052,661	6,024,605

Accumulated depreciation	(4,072,125)	(4,448,459)

Property and equipment, net	2,980,536	1,576,146